Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 179	$ 115
Current Portion of Long-Term Debt	0	0
Long-Term Portion of Long-Term Debt	7,108	8,691
Total Debt	7,108	8,691
Less: Cash and Cash Equivalents	(2,227)	(4,524)	$ (2,873)
Net Debt	5,060	4,282
Net Earnings (Loss)	4,109	6,450
Add (Deduct):
Interest Income	(133)	(81)
Foreign Exchange (Gain) Loss, Net	(67)	343
Revaluation (Gain) Loss	(34)	549
Re-measurement of Contingent Payment	(59)	(162)
Other (Income) Loss, Net	$ (63)	$ (532)
Net Debt to Adjusted EBITDA	50.00%	30.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 179	$ 115
Long-Term Portion of Long-Term Debt	7,108	8,691
Total Debt	7,287	8,806
Less: Cash and Cash Equivalents	(2,227)	(4,524)
Net Debt	5,060	4,282
Net Earnings (Loss)	4,109	6,450
Add (Deduct):
Finance Costs	671	820
Interest Income	(133)	(81)
Income Tax Expense (Recovery)	931	2,281
Depreciation, Depletion and Amortization	4,644	4,679
Exploration and Evaluation Asset Write-downs	29	64
(Income) Loss From Equity-Accounted Affiliates	(51)	(15)
Unrealized (Gain) Loss on Risk Management	52	(126)
Foreign Exchange (Gain) Loss, Net	(67)	343
Revaluation (Gain) Loss	34	(549)
Re-measurement of Contingent Payment	59	162
(Gain) Loss on Divestiture of Assets	(14)	(269)
Other (Income) Loss, Net	(63)	(532)
Adjusted EBITDA	$ 10,201	$ 13,227